Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
32	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair value, are as follows:

	Carrying amount			Fair value
	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	RM	RM	RM

Assets
Financial assets, at fair value through profit or loss	72,295	72,793	-	72,295	72,793	-
Financial assets, at fair value through other comprehensive income	12,819,747	38,368,829	127,618,662	12,819,747	38,368,829	127,618,662

Liabilities
Warrant liabilities	-	1,964,335	148,887	-	1,964,335	148,887

Management has assessed that the fair value of financial assets measured at fair value through other comprehensive income approximate to their carrying amounts largely due to the independent valuation performed and valuation technique that take into account key inputs such as P/E multiples, long-term growth rate and discount rate etc.

At each reporting date, management analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

Management believes that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statements of financial position, and the related changes in fair values, which are recorded in profit or loss and other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting periods.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
December 31, 2023
Financial assets, at fair value through profit or loss	-	-	72,793	72,793
Financial assets, at fair value through other comprehensive income	36	-	38,368,793	38,368,829
Financial liabilities, at fair value through profit or loss	-	1,964,335	-	1,964,335

December 31, 2024
Financial assets, at fair value through profit or loss			-	-
Financial assets, at fair value through other comprehensive income	4,036,772		123,581,890	127,618,662
Financial liabilities, at fair value through profit or loss		148,887	-	148,887

The movement in the fair value measurements within Level 1 during the years are as follow:

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Financial assets, at fair value through other comprehensive income
At January 1	34,221,879	12,819,747	36	8
Additions	-	369,967	-	-
Disposals	-	(13,891,379)	(35)	(8)
Fair value changes recognized in other comprehensive income/(loss)	(21,402,132)	701,701	-	-
At December 31	12,819,747	36	1	-

During the year, YY Group Holding Limited was successfully listed on Nasdaq, resulting in the fair value measurement moving from Level 3 to Level 1. The investment was subsequently disposed of within the same year.

There were no transfers between Level 1 and Level 2 during the financial year ended December 31, 2022, 2023 and 2024.

The movement in fair value measurements within Level 3 during the years are as follow:

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Financial assets, at fair value through other comprehensive income
At January 1	-	-	38,368,793	8,582,855
Addition	-	50,122,334	208,299,477	46,595,266
Disposal	-	(13,531,633)	(77,345,259)	(17,301,642)
Fair value changes recognized in other comprehensive income	-	1,676,880	(40,274,575)	(9,009,166)
Currency realignment	-	101,212	(1,429,810)	(319,839)
At December 31	-	38,368,793	127,618,626	28,547,474

There were no transfers between Level 2 and Level 3 during the financial year ended December 31, 2024 and 2023.

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Financial liabilities, at fair value through profit and loss
At January 1	-	-	1,964,335	439,409
Addition	-	6,158,836	17,506,418	3,916,074
Disposal	-	(4,194,501)	(19,270,975)	(4,310,794)
Currency realignment	-	-	(50,891)	(11,384)
At December 31	-	1,964,335	148,887	33,305